UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04282

Name of Fund: BlackRock Natural Resources Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Natural

Resources Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2014

Date of reporting period: 10/31/2013

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Canadian Independents — 3.6%
Canadian Natural Resources Ltd.	236,300	$7,499,321
Crew Energy, Inc. (a)(b)	278,300	1,617,511
Encana Corp.	76,322	1,367,377
Husky Energy, Inc.	79,600	2,262,834
Paramount Resources Ltd., Class A (a)(b)	24,100	835,115
Talisman Energy, Inc.	426,200	5,313,960

		18,896,118
Chemicals — 1.1%
E.I. du Pont de Nemours & Co.	53,800	3,292,560
Praxair, Inc.	21,900	2,731,149

		6,023,709
Energy Equipment & Services — 21.0%
Cameron International Corp. (b)	210,500	11,548,030
Dresser-Rand Group, Inc. (b)	219,200	13,320,784
Dril-Quip, Inc. (b)	89,800	10,544,316
Ensco PLC, Class A	172,081	9,920,470
Forum Energy Technologies, Inc. (a)(b)	38,700	1,132,362
Frank’s International NV	113,900	3,484,201
Halliburton Co.	215,500	11,427,965
National Oilwell Varco, Inc.	256,301	20,806,515
Noble Corp.	169,500	6,390,150
Rowan Cos. PLC, Class A (b)	60,700	2,190,056
Schlumberger Ltd.	172,915	16,205,594
Seahawk Drilling, Inc. (b)	4,713	6,033
Transocean Ltd.	46,009	2,165,643
Trican Well Service Ltd.	85,000	1,194,312
Weatherford International Ltd. (b)	90,352	1,485,387

		111,821,818
Gold — 0.6%
Eldorado Gold Corp.	490,900	3,309,861
Integrated Oil & Gas — 14.2%
Chevron Corp.	168,591	20,224,176
ConocoPhillips	68,475	5,019,218
Exxon Mobil Corp.	221,990	19,894,744
Hess Corp.	93,700	7,608,440
Marathon Oil Corp.	177,500	6,258,650
Murphy Oil Corp.	164,700	9,934,704
Total SA - ADR	109,700	6,711,446

		75,651,378
Metals & Mining — 5.2%
BHP Billiton Ltd.	75,900	2,683,321
First Quantum Minerals Ltd.	294,111	5,579,548
Franco-Nevada Corp.	75,000	3,374,335
Goldcorp, Inc.	164,182	4,182,299
HudBay Minerals, Inc.	159,100	1,297,032
Newcrest Mining Ltd.	181,800	1,762,856
Common Stocks	Shares	Value
Metals & Mining (concluded)
Newmont Mining Corp.	35,400	$965,004
Southern Copper Corp.	168,554	4,711,084
Vale SA - ADR (a)	174,500	2,793,745

		27,349,224
Oil & Gas Drilling — 2.2%
Helmerich & Payne, Inc.	121,100	9,391,305
Saipem SpA	91,700	2,145,150

		11,536,455
Oil & Gas Equipment & Services — 5.4%
Baker Hughes, Inc.	123,980	7,201,998
FMC Technologies, Inc. (b)	292,000	14,760,600
Hercules Offshore, Inc. (b)	217	1,476
Technip SA - ADR	250,200	6,585,264

		28,549,338
Oil & Gas Exploration & Production — 25.0%
Anadarko Petroleum Corp.	156,000	14,865,240
Antero Resources Corp. (b)	24,700	1,395,303
Apache Corp.	130,412	11,580,586
Cabot Oil & Gas Corp.	430,400	15,201,728
Carrizo Oil & Gas, Inc. (a)(b)	71,800	3,147,712
Cimarex Energy Co.	53,794	5,667,198
Devon Energy Corp.	221,298	13,990,459
Kosmos Energy Ltd. (b)	198,500	2,116,010
Newfield Exploration Co. (a)(b)	76,000	2,314,200
Noble Energy, Inc.	201,800	15,120,874
Occidental Petroleum Corp.	169,300	16,266,344
Pioneer Natural Resources Co.	70,900	14,518,902
Range Resources Corp.	175,700	13,302,247
Southwestern Energy Co. (b)	92,400	3,439,128

		132,925,931
Oil & Gas Producers — 1.5%
Whiting Petroleum Corp. (b)	120,200	8,040,178
Oil, Gas & Consumable Fuels — 17.5%
Berry Petroleum Co., Class A	44,500	2,124,875
Cenovus Energy, Inc.	150,022	4,457,566
CNOOC Ltd. - ADR	14,600	2,953,726
Coastal Energy Co. (a)(b)	304,100	5,407,389
CONSOL Energy, Inc.	71,700	2,617,050
EOG Resources, Inc.	189,190	33,751,496
EQT Corp.	111,700	9,562,637
Legacy Oil + Gas, Inc. (b)	105,353	713,367
Marathon Petroleum Corp.	86,500	6,198,590
MEG Energy Corp. (b)	49,400	1,581,046
Murphy USA, Inc. (b)	41,175	1,670,882
Peabody Energy Corp.	151,100	2,943,428
Phillips 66	55,437	3,571,806
Suncor Energy, Inc.	404,104	14,685,178

BLACKROCK NATURAL RESOURCES TRUST	OCTOBER 31, 2013	1

Schedule of Investments (continued)	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Uranium Energy Corp. (acquired 10/21/10, cost $1,679,682) (b)(c)	494,024	$869,482

		93,108,518
Refining, Marketing & Transport — 0.7%
Valero Energy Corp.	93,300	3,841,161
Utilities — 0.4%
The Williams Cos., Inc.	58,200	2,078,322
Total Common Stocks — 98.4%		523,132,011

Investment Companies — 0.3%
Canada — 0.3%
Sprott Physical Silver Trust (a)(b)	187,400	1,643,498
Total Long-Term Investments (Cost — $208,677,881) — 98.7%		524,775,509

Short-Term Securities
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.04% (d)(e)	7,739,791	7,739,791

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (d)(e)(f)	$10,060	$10,060,051
Total Short-Term Securities (Cost — $17,799,842) — 3.4%		17,799,842
Total Investments (Cost — $226,477,723*) — 102.1%		542,575,351
Liabilities in Excess of Other Assets — (2.1)%		(11,192,080)

Net Assets — 100.0%		$531,383,271
* As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$226,894,818

Gross unrealized appreciation	$319,385,006
Gross unrealized depreciation	(3,704,473)

Net unrealized appreciation	$315,680,533

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Restricted security as to resale. As of report date the Fund held 0.2% of its net assets, with a current value of $869,482 in this security.

(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2013	Net Activity	Shares/Beneficial Interest Held at October 31, 2013	Income
BlackRock Liquidity Funds, TempCash, Institutional Class	5,148,711	2,591,080	7,739,791	$409
BlackRock Liquidity Series, LLC, Money Market Series	—	$10,060,051	$10,060,051	$4,661

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Trust may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviation

ADR	American Depositary Receipts

2	BLACKROCK NATURAL RESOURCES TRUST	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock Natural Resources Trust

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks
Canadian Independents	$18,896,118	—	—	$18,896,118
Chemicals	6,023,709	—	—	6,023,709
Energy Equipment & Services	111,815,785	$6,033	—	111,821,818
Gold	3,309,861	—	—	3,309,861
Integrated Oil & Gas	75,651,378	—	—	75,651,378
Metals & Mining	22,903,047	4,446,177	—	27,349,224
Oil & Gas Drilling	9,391,305	2,145,150	—	11,536,455
Oil & Gas Equipment & Services	28,549,338	—	—	28,549,338
Oil & Gas Exploration & Production	132,925,931	—	—	132,925,931
Oil & Gas Producers	8,040,178	—	—	8,040,178
Oil, Gas & Consumable Fuels	90,657,990	2,450,528	—	93,108,518
Refining, Marketing & Transport	3,841,161	—	—	3,841,161
Utilities	2,078,322	—	—	2,078,322
Investment Companies	1,643,498	—	—	1,643,498
Short-Term Securities	7,739,791	10,060,051	—	17,799,842

Total	$523,467,412	$19,107,939	—	$542,575,351

BLACKROCK NATURAL RESOURCES TRUST	OCTOBER 31, 2013	3

Schedule of Investments (concluded)	BlackRock Natural Resources Trust

Certain of the Trust’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, assets and/or such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Collateral on securities loaned at value	—	$(10,060,051)	—	$(10,060,051)
Foreign currency overdraft	—	(321,226)	—	(321,226)

Total	—	$(10,381,277)	—	$(10,381,277)

There were no transfers between levels during the period ended October 31, 2013.

4	BLACKROCK NATURAL RESOURCES TRUST	OCTOBER 31, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Natural Resources Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date:	December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date:	December 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Natural Resources Trust

Date:	December 23, 2013